Other financial assets (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Assets measured at fair value
Other financial assets	$ 2,143,515	$ 2,725,871
Current	1,752,234	1,162,127
Non-current	391,281	1,563,744
Financial assets at fair value, class
Assets measured at fair value
Assets measured at fair value	1,986,050	2,697,301
Investment in equity securities and trust funds
Assets measured at fair value
Assets measured at fair value	497,392	875,335
Hedging instruments
Assets measured at fair value
Other financial assets	155,053	311
Assets measured at fair value through other comprehensive income
Assets measured at fair value
Other financial assets	3,652	3,583
Assets measured at amortized cost
Assets measured at fair value
Assets measured at fair value	157,465	28,570
Investment portfolio - Foreign currency
Assets measured at fair value
Assets measured at fair value	1,283,780	1,056,385
Investment portfolio - Local currency
Assets measured at fair value
Assets measured at fair value	$ 46,173	$ 761,687